Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000004012 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000004012 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004012 | SK hynix
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004012 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004012 | Delta Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004012 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004012 | DBS Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004012 | Bharti Airtel
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004012 | Contemporary Amperex Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004012 | Hon Hai Precision Industry
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004012 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000004012 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000004012 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000004012 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000004012 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000004012 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004012 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004012 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004012 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004012 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166321 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000166321 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000166321 | SK hynix
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166321 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166321 | Delta Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166321 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166321 | DBS Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166321 | Bharti Airtel
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166321 | Contemporary Amperex Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166321 | Hon Hai Precision Industry
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166321 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000166321 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000166321 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000166321 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000166321 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000166321 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166321 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166321 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166321 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166321 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225809 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000225809 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000225809 | SK hynix
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225809 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225809 | Delta Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225809 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225809 | DBS Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225809 | Bharti Airtel
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225809 | Contemporary Amperex Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225809 | Hon Hai Precision Industry
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225809 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000225809 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000225809 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000225809 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000225809 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000225809 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225809 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225809 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225809 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225809 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.70%